Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

Note 3.  Recent Accounting Pronouncements

In December 2023, The FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to improve income tax disclosures around effective tax rates and cash income taxes paid. The standard requires enhanced disclosures primarily related to existing rate reconciliation and income taxes paid to help investors better assess how a company’s operations and related tax risks, tax planning and operational opportunities affect the company’s tax rate and prospects for future cash flows. ASU 2023-09 improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income tax paid disaggregated by jurisdiction. The standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 (year ending December 31, 2025 for the Company). The Company adopted ASU 2023-09 for the year ended December 31, 2025 on a retrospective basis (see Note 10).

In November 2024, The FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses. This ASU requires additional disclosures to disaggregate costs and expense line items presented on the face of the consolidated statements of operations. These disclosures include: (a) amounts related to purchased inventory, employee compensation, depreciation, amortization, and other significant components of costs and expenses; (b) an explanation of costs and expenses that are not disaggregated quantitatively; and (c) the definition and total amount of selling expenses. This ASU is effective for annual reporting periods beginning after December 15, 2026, and for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this ASU and has not yet determined its effect on the consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows for a practical expedient election to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset in the development of a reasonable and supportable forecast as part of estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of electing the practical expedient under ASU 2025-05

In December 2025, The FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The standard does not change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements which were determined when the disclosure requirements were initially issued. Instead, its objective is to provide clarity on the current interim reporting requirements by (a) clarifying that the guidance in the ASU applies to all entities that provide interim financial statements and notes in accordance with GAAP; (b) create a comprehensive list in ASC 270 of interim disclosures that are required in interim financial statements and noted in accordance with GAAP; (c) incorporate a disclosure principal, which is modelled after the previous SEC guidance, which required entities to disclose events and changes that occur after the end of the most recent fiscal year that have a material impact on the entity; and (d) improve guidance about the information included in and the format of the interim financial statements. The new ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted, and entities may apply the ASU either prospectively or retrospectively to any or all prior periods presented in the financial statements.

All other new accounting pronouncements that have been issued, but not yet effective are currently being evaluated and at this time are not expected to have a material impact on the Company’s financial position or results of operations.